Business transactions (Narrative) (Details)			12 Months Ended
	Nov. 03, 2021 USD ($)	Jan. 16, 2020 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Aug. 31, 2021	Nov. 22, 2020 USD ($)	Jul. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue				$ 42,855,000
Net loss				5,523,000
Percentage of voting equity interests acquired		100.00%	100.00%
Reversal of impairment loss			$ 13,307,000
Number of Exploratory Wells | item			3
Capital commitments			$ 20,172,000
Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			314,163,000
Cash transferred			314,163,000
Manati Block [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold						10.00%
Total Consideration Receivable				27,787,000		$ 144,400,000
Fixed Consideration Receivable						124,400,000
Earn Out Consideration Receivable						$ 20,000,000
Morona Block [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				33,976,000
Write Down of Value Added Tax Credit				6,017,000
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset				8,353,000
Provision for Environmental Obligations				$ 1,886,000
REC-T-128 [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold							70.00%
Total Consideration Receivable							$ 1,100,000
Fixed Consideration Receivable							$ 710,000
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration Receivable	$ 16,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 1,600,000
Acquisition [member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 314,163,077
Acquisition [member] | Amerisur Resources Limited [Member] | Colombia [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		13
Acquisition [member] | Putumayo Basin Block [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		12
Acquisition [member] | Llanos Basin [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		1
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Impairment loss recognised in profit or loss, property, plant and equipment			$ 0